Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Cash and cash equivalents, at carrying value	$ 0	$ 0
Weighted average number of ordinary shares outstanding		35,476,667
Stock issued during period, new issues		72,450,000
IPO [Member]
Significant Accounting Policies [Line Items]
Stock issued during period, new issues	35,476,667